CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Revenues	$ 182,040,968	$ 182,571,852	$ 108,999,805
Cost of revenues
Total cost of revenues	(144,491,083)	(139,308,511)	(135,103,408)
Gross (loss) profit	37,549,885	43,263,341	(26,103,603)
Operating (expenses) income:
Selling, general and administrative expenses	(12,603,824)	(10,293,851)	(18,132,515)
Research and development expenses	(923,664)	(1,486,978)	(3,391,012)
Other operating income, net	3,824,881	$ 552,444	5,420,777
Long-lived asset impairment	(1,622,588)		(158,424,827)
Total operating expenses	(11,325,195)	$ (11,228,385)	(174,527,577)
(Loss) income from operations	26,224,690	32,034,956	(200,631,180)
Interest expense	(13,173,958)	(15,654,106)	(19,349,190)
Interest income	493,995	324,118	149,752
Exchange (loss) gain	640,678	(55,792)	11,875
(Loss) income before income taxes	14,185,405	$ 16,649,176	(219,818,743)
Income tax expense	(1,137,821)		(1,271,765)
Net (loss) income	13,047,584	$ 16,649,176	(221,090,508)
Net (loss) income attributable to noncontrolling interest	90,695		(150,147,024)
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders	$ 12,956,889	$ 16,649,176	$ (70,943,484)
NET (LOSS) EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	$ 0.05	$ 0.08	$ (0.41)
Diluted-ordinary shares	$ 0.05	$ 0.08	$ (0.41)
ORDINARY SHARES USED IN CALCULATING EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	258,015,851	206,349,976	173,068,420
Diluted-diluted shares	261,411,933	211,353,643	173,068,420
Products [Member] | Third parties [Member]
Revenues
Revenues	$ 166,942,726	$ 158,256,598	$ 93,710,464
Products [Member] | Related parties [Member]
Revenues
Revenues	9,069,816	15,840,748	13,471,866
Service Fee [Member] | Third parties [Member]
Revenues
Revenues	3,203,298	5,165,254	$ 1,817,475
Service Fee [Member] | Related parties [Member]
Revenues
Revenues	$ 2,825,128	$ 3,309,252